LICENSE AGREEMENT (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Jul. 07, 2023	Jul. 07, 2023	Dec. 07, 2021	Sep. 30, 2023	Dec. 31, 2022	Feb. 22, 2022	Dec. 31, 2021
Fair market value				$ 0.0001	$ 0.0001		$ 0.0001
Payment of cash				$ 280	$ 497,259
Share price per share				$ 10.89	$ 10.25
IPO [Member]
Share price per share				$ 10.25		$ 10.25
Visiox Pharmaceuticals, Inc. [Member]
Payment for royalties				$ 30,000,000
Payment of cash				306,335	$ 649,406		$ 144,954
License fee				6,000,000
Visiox Pharmaceuticals, Inc. [Member] | Minimum [Member]
Annual net sales				30,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member]
One time payament of license amount			$ 3,700,000
Non refundable cash payment of license amount			700,000
Granted in equity			$ 3,000,000
Junior preferred units			1,390,885
Fair market value			$ 2.1569
Unissued equity amount				3,000,000	3,000,000
Issuance of equity				3,000,000	3,000,000
Accrued in equity consideration				3,000,000	3,000,000
Issuance of additional equity				2,000,000	$ 2,000,000
Payment for royalties			$ 500,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Outside U S Within Territory [Member]
Payment for royalties			3,600,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones One [Member]
One time payament of license amount			700,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Two [Member]
One time payament of license amount			1,590,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Three [Member]
One time payament of license amount			1,685,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Four [Member]
One time payament of license amount			7,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Five [Member]
One time payament of license amount			1,500,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Six [Member]
One time payament of license amount			2,500,000
Sale of products			50,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Seven [Member]
One time payament of license amount			5,000,000
Sale of products			100,000,000
SPARC License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | Milestones Eight [Member]
One time payament of license amount			10,000,000
Sale of products			$ 200,000,000
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member]
Issuance of common shares	$ 6,000,000
Payment of cash	6,000,000	$ 6,000,000
Financing amount	$ 28,000,000	28,000,000
Payment for license agreement		$ 3,000,000
License fee				$ 6,000,000
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament One [Member]
Milestone method description				The Company owes a one-time payment of $10,000,000 upon approval of the NDA in the United States for the Combination Product.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Two [Member]
Milestone method description				The Company owes a one-time payment of $500,000 upon the first time that USD $10,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Three [Member]
Milestone method description				The Company owes a one-time payment of $3,000,000 upon the first time that USD $30,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Four [Member]
Milestone method description				The Company owes a one-time payment of $5,000,000 upon the first time that USD $70,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Five [Member]
Milestone method description				The Company owes a one-time payment of $7,000,000 upon the first time that USD $100,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Six [Member]
Milestone method description				The Company owes a one-time payment of $15,000,000 upon the first time that USD $200,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | One Time Payament Seven [Member]
Milestone method description				The Company owes a one-time payment of $20,000,000 upon the first time that USD $300,000,000 in annual net sales.
Santen License Agreement [Member] | Visiox Pharmaceuticals, Inc. [Member] | IPO [Member]
Share price per share	$ 4.4466	$ 4.4466
Consideration paid		$ 6,000,000